Fair Value Disclosure of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at
				June 30, 2013
Assets
Derivative financial instruments	$—	$10,688	$—	$10,688
Liabilities
Derivative financial instruments	$—	$11,907	$—	$11,907

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at
				December 31, 2012
Assets
Derivative financial instruments	$—	$288	$—	$288
Liabilities
Derivative financial instruments	$—	$21,423	$—	$21,423